LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
Schedule of loss per share

	Year ended December 31,
	2022	2021
Loss attributable to common shareholders ($)	89,989,659	50,640,075
Weighted average number of common shares outstanding	166,858,136	154,949,075
Loss per share attributed to common shareholders	$0.54	$0.33